Intangible Assets - Schedule of Amortization on Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization on Intangible Assets [Abstract]
Selling and marketing expenses	$ 356	$ 5,131	$ 425,720
General and administrative expenses	264,111	152,925	22,914
Research and development expenses	556,734	567,975	1,238,984
Total	$ 821,201	$ 726,031	$ 1,687,618